Summary of Material Accounting Policies	9 Months Ended
Sep. 30, 2024
Disclosure of voluntary change in accounting policy [abstract]
Summary of Material Accounting Policies

Note 2—Summary of Material Accounting Policies

Basis of Preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with IFRS Accounting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2023 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (the “IASB”) and as adopted by the European Union (the “EU”).

The accounting policies applied are consistent with those of the previous financial year. A description of the accounting policies is provided in the Accounting Policies section of the audited consolidated financial statements as of and for the year ended December 31, 2023.

New and Amended IFRS Accounting Standards and Interpretations

The Company has applied amendments to paragraphs 69 to 76 of IAS 1, “Presentation of Financial Statements,” which was effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively. The amendments to IAS 1 specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

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What is meant by a right to defer settlement;
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That a right to defer must exist at the end of the reporting period;
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That classification is unaffected by the likelihood that an entity will exercise its deferral right; and
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That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The convertible senior notes (“convertible notes”) include an embedded equity conversion option which is not deemed closely related to the financial liability and was initially recognized and measured separately at fair value as derivative liabilities based on the stated terms upon issuance of the convertible notes. The conversion option is classified as a foreign currency conversion option and thus not convertible into a fixed number of shares for a fixed amount of cash. Accordingly, the conversion option is subsequently recognized and measured as a derivative liability at fair value through profit or loss, with any subsequent remeasurement gains or losses recognized as part of finance income or expenses.

Since the embedded derivative is not an equity instrument under IFRS, the amendments require the convertible notes (presented as part of borrowings in the statement of financial position) and derivative liabilities, presented as non-current liabilities at December 31, 2023, to be presented as current liabilities. The amendments require presentation of the convertible notes as current liabilities even though: the initial conversion price of $166.34 per ADS is not met; the conversion would not require cash settlement; and, the convertible notes do not mature until April 1, 2028. Further details, including (cash) maturity analysis are provided in Note 10, “Financial Assets and Liabilities.” On December 31, 2023, the carrying amount of convertible notes and derivative liabilities were €407.1 million and €143.3 million, respectively. Comparative amounts have been reclassified to reflect the change to presentation.

On December 31, 2023, lease liabilities were presented separately in the consolidated statements of financial position. At December 31, 2023, carrying amount of lease liabilities was €84.6 million and €14.2 million, for non-current liabilities and current liabilities, respectively. Since March 31, 2024, lease liabilities are presented as part of borrowings in the consolidated statements of financial position. Comparative amounts have been reclassified to reflect the change in presentation.

Accordingly, since March 31, 2024, borrowings comprise convertible notes, royalty funding liabilities, and lease liabilities. The change to presentation had no other impact on the unaudited condensed consolidated financial statements.

The applied amendments had no other impact on the unaudited condensed consolidated interim financial statements.

Other amendments apply for the first time in 2024, but do not have an impact on the unaudited condensed consolidated interim financial statements.

New IFRS Accounting Standards Not Yet Effective

The IASB has issued a number of new or amended standards, which have not yet become effective or have not yet been adopted by the EU. Therefore, these new standards have not been incorporated in these unaudited condensed consolidated interim financial statements.

IFRS 18, “Presentation and Disclosure in Financial Statements”

In April 2024, the IASB issued IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”), which replaces IAS 1, “Presentation in Financial Statements.” IFRS 18 introduces new categories and subtotals in the statement of profit or loss, into:

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Operating activities;
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Investing activities;
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Financing activities;
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Income taxes; and
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Discontinued operations.

In addition, IFRS 18 includes new requirements for the location, aggregation and disaggregation of financial information, and disclosure of management-defined performance measures, as defined, if any. IFRS 18 does not include any measurement changes.

If approved by the EU, the amendments will be effective for annual reporting periods beginning on or after January 1, 2027, and must be applied retrospectively, with early adoption permitted. While IFRS 18 will change the structure and subtotal in the statement of profit or loss, the full impact from implementing IFRS 18 is currently being analyzed by the Company.

The consolidated financial statements are not expected to be affected by other new or amended standards.